PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
ANNUAL REPORT

INDEPENDENT AUDITORS’ REPORT

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Permanent Portfolio Family of Funds, Inc. (comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), as of January 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  All periods indicated in the accompanying financial highlights ending prior to February 1, 1999, were audited by other auditors whose report dated March 12, 1999, expressed an unqualified opinion on this information and whose report contained an explanatory paragraph that stated that the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund’s investment adviser and one (formerly two) of the Fund’s directors and officers.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.   Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments owned as of January 31, 2002, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 8 to the financial statements, the Securities and Exchange Commission is involved in public administrative and cease-and-desist proceedings against the Fund’s investment adviser and one (formerly two) of the Fund’s directors and officers.

Tait, Weller & Baker

Philadelphia, Pennsylvania
March 8, 2002

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2002

                      ASSETS AND LIABILITIES
                                                                                     Treasury       Versatile     Aggressive
                                                                      Permanent        Bill           Bond          Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------

ASSETS
Investments at market value (Notes 1, 5 & 6):
  Investments other than securities:
    Gold assets ...................................................  $ 9,758,060    $        --    $        --    $        --
    Silver assets .................................................    2,501,581             --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                      12,259,641             --             --             --
  Swiss franc bonds ...............................................    4,948,979             --             --             --
  Stocks of United States and foreign real estate and
    natural resource companies ....................................    8,355,079             --             --             --
  Aggressive growth stock investments .............................    8,822,804             --             --     23,746,420
  Corporate bonds .................................................           --             --     23,829,707             --
  United States Treasury securities ...............................   17,058,605     70,032,279      1,755,812        174,953
                                                                     -----------    -----------    -----------    -----------
    Total investments (identified  cost $38,360,422;
      $70,025,286; $25,376,838 and $7,858,325, respectively)          51,445,108     70,032,279     25,585,519     23,921,373

Cash ..............................................................       68,053         19,051      1,014,936        161,810
Accounts receivable for investments sold ..........................       40,299             --             --             --
Accounts receivable for shares of the portfolio sold ..............        4,100          1,127             --         35,000
Accrued interest, dividends and foreign taxes receivable ..........      600,390      1,268,129        515,776          2,400
                                                                     -----------    -----------    -----------    -----------
    Total assets                                                      52,157,950     71,320,586     27,116,231     24,120,583

LIABILITIES
Accounts payable for investments purchased ........................           --             --      1,046,567        174,945
Accounts payable for shares of the portfolio redeemed .............           --          7,361            115             --
Accrued investment advisory fee ...................................       49,741         38,824         15,871         22,700
Accrued directors' and officers' fees and expenses ................       14,812         17,780          5,082          4,338
Accrued excise tax ................................................       14,917         54,683         16,955             --
                                                                     -----------    -----------    -----------    -----------
    Total liabilities                                                     79,470        118,648      1,084,590        201,983
                                                                     -----------    -----------    -----------    -----------
    Net assets applicable to outstanding shares                      $52,078,480    $71,201,938    $26,031,641    $23,918,600
                                                                     ===========    ===========    ===========    ===========
                      NET ASSETS

Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000
               and 25,000,000 shares, respectively
  Outstanding - 2,802,059; 1,051,815; 431,111 and
                303,945 shares, respectively ......................  $     2,802    $     1,052    $       431    $       304

Paid-in capital ...................................................   37,491,937     69,343,977     24,929,516      7,944,130
                                                                     -----------    -----------    -----------    -----------
                                                                      37,494,739     69,345,029     24,929,947      7,944,434
Undistributed net investment income (Note 1) ......................      736,541      1,918,650        921,794             --
Accumulated net realized gain (loss) on investments ...............      814,815        (68,734)       (28,781)       (88,882)
Accumulated net realized loss on foreign currency
  transactions ....................................................         (625)            --             --             --
Net unrealized appreciation of investments (Note 1) ...............   13,084,686          6,993        208,681     16,063,048
Net unrealized depreciation on translation of assets
  and liabilities in foreign currencies ...........................      (51,676)            --             --             --
                                                                     -----------    -----------    -----------    -----------
    Net assets applicable to outstanding shares                      $52,078,480    $71,201,938    $26,031,641    $23,918,600
                                                                     ===========    ===========    ===========    ===========
    Net asset value per share                                          $18.59         $67.69         $60.38         $78.69
                                                                       ======         ======         ======         ======

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Year ended January 31, 2002

                                                                                     Treasury       Versatile      Aggressive
                                                                      Permanent        Bill           Bond           Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------

Investment income (Note 1):
  Interest ........................................................  $ 1,131,255    $ 2,640,576    $ 1,165,722    $       565
  Dividends .......................................................      390,104             --             --        143,122
                                                                     -----------    -----------    -----------    -----------
                                                                       1,521,359      2,640,576      1,165,722        143,687
Expenses (Notes 3 & 8):
  Investment advisory fee .........................................      586,956        832,064        256,298        260,351
  Directors' fees and expenses ....................................       76,550        108,577         33,138         33,946
  Officers' salary expense ........................................       55,032         77,579         24,323         24,239
  Excise tax ......................................................       14,917         54,683         16,955             --
  Legal expense ...................................................       33,350         42,628         10,533         11,692
                                                                     -----------    -----------    -----------    -----------
  Total expenses                                                         766,805      1,115,531        341,247        330,228

  Less waiver of investment advisory fee ..........................           --        369,687         86,804             --
                                                                     -----------    -----------    -----------    -----------
    Net expenses                                                         766,805        745,844        254,443        330,228
                                                                     -----------    -----------    -----------    -----------

Net investment income (loss)                                             754,554      1,894,732        911,279       (186,541)
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers .............................    1,307,491         57,468        167,209        (88,395)
  Investments other than securities ...............................     (434,451)            --             --             --
  Foreign currency transactions ...................................         (625)            --             --             --
                                                                     -----------    -----------    -----------    -----------
                                                                         872,415         57,468        167,209        (88,395)

Change in unrealized appreciation (depreciation) of:
  Investments .....................................................      440,919        (31,610)        78,079     (1,232,154)
  Translation of assets and liabilities in foreign currencies .....      (24,196)            --             --             --
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency                                                 1,289,138         25,858        245,288     (1,320,549)
Net increase (decrease) in net assets resulting                      -----------    -----------    -----------    -----------
  from operations                                                    $ 2,043,692    $ 1,920,590    $ 1,156,567    $(1,507,090)
                                                                     ===========    ===========    ===========    ===========

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Permanent Portfolio                 Treasury Bill Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2002  January 31, 2001    January 31, 2002   January 31, 2001
                                                                      ----------------  ----------------    ----------------   ----------------

Operations:
  Net investment income .............................................   $    754,554      $  1,436,385        $  1,894,732       $  3,907,453
  Net realized gain on investments ..................................        873,040           505,698              57,468             18,534
  Net realized loss on foreign currency transactions ................           (625)             (810)                 --                 --
  Change in unrealized appreciation (depreciation) of investments ...        440,919         2,727,338             (31,610)            67,752
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................        (24,196)           12,911                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase in net assets resulting from operations                       2,043,692         4,681,522           1,920,590          3,993,739

Equalization on shares issued and redeemed: .........................       (248,908)         (781,982)            (96,143)          (366,013)

Distributions to shareholders from (Note 2):
  Net investment income .............................................       (745,444)         (462,916)         (2,986,988)        (2,463,021)
  Net realized gain on investments ..................................       (469,353)       (1,504,457)                 --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................     (2,293,342)       (4,912,990)         (3,275,443)        (6,584,148)
                                                                        ------------      ------------        ------------       ------------
Net decrease in net assets                                                (1,713,355)       (2,980,823)         (4,437,984)        (5,419,443)

Net assets at beginning of year                                           53,791,835        56,772,658          75,639,922         81,059,365
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed net
  investment income of $736,541 and $7,248,047;
  $1,918,650 and $314,456, respectively)                                $ 52,078,480      $ 53,791,835        $ 71,201,938       $ 75,639,922
                                                                        ============      ============        ============       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

                                                                           Versatile Bond Portfolio             Aggressive Growth Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2002  January 31, 2001    January 31, 2002   January 31, 2001
                                                                      ----------------  ----------------    ----------------   ----------------

Operations:
  Net investment income (loss) ......................................   $    911,279      $    846,408        $   (186,541)      $   (192,991)
  Net realized gain (loss) on investments ...........................        167,209           (12,906)            (88,395)            95,849
  Net realized loss on foreign currency transactions ................             --                --                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...         78,079           281,104          (1,232,154)         2,351,057
  Change in unrealized appreciation (depreciation) on translation
    of assets and liabilities in foreign currencies .................             --                --                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations            1,156,567         1,111,606          (1,507,090)         2,253,915

Equalization on shares issued and redeemed: .........................        226,098          (258,724)                 --                 --

Distributions to shareholders from (Note 2):
  Net investment income .............................................       (410,680)         (417,857)                 --                 --
  Net realized gain on investments ..................................             --                --             (95,745)        (2,060,315)

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................      4,665,893         1,894,129             (79,563)         1,469,893
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                      5,637,878         2,329,154          (1,682,398)         1,663,493

Net assets at beginning of year                                           20,393,763        18,064,609          25,600,998         23,937,505
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed net
  investment income (loss) of $921,794 and $350,360;
  $ -- and $(195,813), respectively)                                    $ 26,031,641      $ 20,393,763        $ 23,918,600       $ 25,600,998
                                                                        ============      ============        ============       ============

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 18.74% of Total Net Assets
  11,613 Troy Oz.    Gold bullion (a) ...........................................................      $  3,275,943

  22,383 Coins       One-ounce gold coins (a) ...................................................         6,482,117
                                                                                                       ------------

                       Total Gold Assets (Cost $11,602,763)                                            $  9,758,060
                                                                                                       ------------

                    SILVER ASSETS - 4.80% of Total Net Assets
 321,246 Troy Oz.    Silver bullion (a) .........................................................      $  1,354,371

     379 Bags        Silver coins (a) ...........................................................         1,147,210
                                                                                                       ------------

                       Total Silver Assets (Cost $2,994,572)                                           $  2,501,581
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 9.50% of Total Net Assets
----------------

 CHF 3,900,000       6.500% Swiss Confederation bonds, 04-10-04 .................................      $  2,450,404
 CHF 4,000,000       5.500% Swiss Confederation bonds, 01-06-05 .................................         2,498,575
                                                                                                       ------------

                       Total Swiss Franc Assets (Cost $5,525,594)                                      $  4,948,979
                                                                                                       ------------

  Number            STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
 Of Shares          RESOURCE COMPANIES - 16.04% of Total Net Assets
 ---------

                    NATURAL RESOURCES - 6.79% of Total Net Assets
  36,000             BHP Billiton, Ltd. (b) .....................................................      $    416,160
  12,000             Burlington Resources, Inc. .................................................           410,880
   5,000             ChevronTexaco Corporation ..................................................           419,000
  10,000             Devon Energy Corporation ...................................................           372,200
  15,000             Forest Oil Corporation (a) .................................................           369,750
  25,000             Inco, Ltd.(a) ..............................................................           454,500
   5,000             Phelps Dodge Corporation ...................................................           174,350
  20,000             Pogo Producing Company .....................................................           509,200
   7,000             Weyerhaeuser Company .......................................................           408,240
                                                                                                       ------------
                                                                                                       $  3,534,280

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    REAL ESTATE - 9.25% of Total Net Assets
  18,000             Archstone Communities Trust ................................................      $    447,840
  15,000             BRE Properties, Inc. Class A ...............................................           436,950
  20,000             Federal Realty Investment Trust ............................................           486,200
  20,000             IRT Property Company .......................................................           223,200
  18,000             MGI Properties Liquidating Trust (a)(c) ....................................             2,679
  20,000             New Plan Excel Realty Trust, Inc. ..........................................           384,400
  15,000             Pan Pacific Retail Properties, Inc. ........................................           430,200
  18,000             Pennsylvania Real Estate Investment Trust ..................................           419,040
  11,000             Texas Pacific Land Trust ...................................................           392,700
  35,000             United Dominion Realty Trust, Inc. .........................................           501,900
  29,000             Urstadt Biddle Properties, Inc. ............................................           296,670
  29,000             Urstadt Biddle Properties, Inc. Class A ....................................           289,420
  20,000             Washington Real Estate Investment Trust ....................................           509,600
                                                                                                       ------------
                                                                                                       $  4,820,799
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (Cost $4,573,513)                                            $  8,355,079
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.94% of Total Net Assets

                    CHEMICALS - .70% of Total Net Assets
   5,000             Air Products & Chemicals, Inc. .............................................      $    231,250
  10,000             Wellman, Inc. ..............................................................           134,000
                                                                                                       ------------
                                                                                                       $    365,250
                    COMPUTER SOFTWARE - 6.70% of Total Net Assets
   5,000             Autodesk, Inc. .............................................................      $    205,000
       1             Symantec Corporation warrant (a)(c) ........................................         3,199,837
   2,000             VERITAS Software Corporation (a) ...........................................            85,100
                                                                                                       ------------
                                                                                                       $  3,489,937

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    DATA PROCESSING - .17% of Total Net Assets
   4,000             Hewlett-Packard Company ....................................................      $     88,440
                                                                                                       ------------
                                                                                                       $     88,440
                    ELECTRICAL & ELECTRONICS - .54% of Total Net Assets
   4,000             Intel Corporation ..........................................................      $    140,160
   5,000             National Semiconductor Corporation (a) .....................................           141,050
                                                                                                       ------------
                                                                                                       $    281,210
                    ENTERTAINMENT & LEISURE - .60% of Total Net Assets
   6,000             Disney (Walt) Company ......................................................      $    126,360
   5,000             Tribune Company ............................................................           185,850
                                                                                                       ------------
                                                                                                       $    312,210
                    FINANCIAL SERVICES - 1.90% of Total Net Assets
   4,000             Bank of New York, Inc. .....................................................      $    163,920
   4,000             Bear Stearns Companies, Inc. ...............................................           232,600
   3,000             Morgan Stanley Dean Witter & Company .......................................           165,000
   6,000             Schwab (Charles) Corporation ...............................................            86,220
   4,000             State Street Corporation ...................................................           215,120
   5,000             Stilwell Financial, Inc. ...................................................           127,250
                                                                                                       ------------
                                                                                                       $    990,110
                    MANUFACTURING - 2.64% of Total Net Assets
   5,000             Harley-Davidson, Inc. ......................................................      $    285,000
   4,000             Illinois Tool Works, Inc. ..................................................           285,520
   2,000             NACCO Industries, Inc. Class A .............................................           112,000
   8,000             NACCO Industries, Inc. Class B .............................................           448,000
   5,000             Parker-Hannifin Corporation ................................................           245,200
                                                                                                       ------------
                                                                                                       $  1,375,720

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL & OILFIELD SERVICES - 1.19% of Total Net Assets
   25,000            Frontier Oil Corporation ...................................................      $    508,750
   30,000            Parker Drilling Company (a) ................................................           110,700
                                                                                                       ------------
                                                                                                       $    619,450
                    PHARMACEUTICALS - .67% of Total Net Assets
    2,000            Biogen, Inc. (a) ...........................................................      $    108,440
    5,000            Genzyme Corporation (General Division) (a) .................................           228,050
      756            Genzyme Corporation Molecular Oncology (a) .................................             6,048
      850            Genzyme Corporation Biosurgery (a) .........................................             5,109
                                                                                                       ------------
                                                                                                       $    347,647
                    RETAIL - .35% of Total Net Assets
    4,000            Costco Wholesale Corporation (a) ...........................................      $    184,000
                                                                                                       ------------
                                                                                                       $    184,000
                    TRANSPORTATION - .65% of Total Net Assets
   12,000            Kansas City Southern Industries, Inc. (a) ..................................      $    165,840
    7,000            Swift Transportation Company, Inc. (a) .....................................           172,060
                                                                                                       ------------
                                                                                                       $    337,900
                    MISCELLANEOUS - .83% of Total Net Assets
    5,000            Lockheed Martin Corporation ................................................      $    264,850
    3,000            Temple-Inland, Inc. ........................................................           166,080
                                                                                                       ------------
                                                                                                       $    430,930
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (Cost $1,983,190)                     $  8,822,804
                                                                                                       ------------

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     UNITED STATES TREASURY SECURITIES - 32.76% of Total Net Assets
   $41,000,000        United States Treasury bond strips (Principal only) 5.960%, 05-15-18 (d) ..      $ 15,753,430
       800,000        United States Treasury bonds 6.250%, 08-15-23 .............................           855,296
       450,000        United States Treasury bills 1.388%, 02-07-02 (d) .........................           449,879
                                                                                                       ------------

                       Total United States Treasury securities (Cost $11,680,790)                      $ 17,058,605
                                                                                                       ------------
                       Total Portfolio - 98.78% of total net assets (identified cost $38,360,422)(e)   $ 51,445,108
                                                                                                       ------------
                       Other assets, less liabilities (1.22% of total net assets)                           633,372
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 52,078,480
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Sponsored ADR.
                             (c) Market value determined by the Board of Directors.
                             (d) Interest rate represents yield to maturity.
                             (e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 98.36% of Total Net Assets
  $12,000,000        United States Treasury notes 6.250%, 02-28-02 ..............................      $ 12,043,800
   17,000,000        United States Treasury notes 6.625%, 03-31-02 ..............................        17,134,300
   20,000,000        United States Treasury notes 6.625%, 04-30-02 ..............................        20,239,400
   20,000,000        United States Treasury notes 6.500%, 05-31-02 ..............................        20,314,860
      300,000        United States Treasury bills 1.388%, 02-07-02(a) ...........................           299,919
                                                                                                       ------------
                       Total Portfolio - 98.36% of total net assets (identified cost $70,025,286)(b)   $ 70,032,279
                       Other assets, less liabilities (1.64% of total net assets)                         1,169,659
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 71,201,938
                                                                                                       ============

                       Note: (a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 91.55% of Total Net Assets

                    ALUMINUM - 4.12% of Total Net Assets
  $ 1,000,000        9.000% Reynolds Metals, Inc., 08-15-03 .....................................      $  1,071,740
                                                                                                       ------------
                                                                                                       $  1,071,740
    1,000,000       BEVERAGES - 4.03% of Total Net Assets
                     6.750% Anheuser-Busch Companies, Inc., 08-01-03 ............................      $  1,049,360
                                                                                                       ------------
                                                                                                       $  1,049,360
                    CHEMICALS - 7.91% of Total Net Assets
    1,000,000        6.500% DuPont (EI) DeNemours & Company, 09-01-02 ...........................      $  1,025,680
    1,000,000        6.750% Union Carbide Chemicals & Plastics Company, 04-01-03 ................         1,033,400
                                                                                                       ------------
                                                                                                       $  2,059,080
                    COSMETICS & TOILETRIES - 4.00 of Total Net Assets
    1,000,000        6.250% Gillette Company, 08-15-03 ..........................................      $  1,040,630
                                                                                                       ------------
                                                                                                       $  1,040,630
                    DATA PROCESSING - 7.93% of Total Net Assets
    1,000,000        6.625% First Data Corporation, 04-01-03 ....................................      $  1,035,860
    1,000,000        5.250% International Business Machines Corporation, 12-01-03 ...............         1,028,330
                                                                                                       ------------
                                                                                                       $  2,064,190
                    ELECTRICAL & ELECTRONICS - 3.95% of Total Net Assets
    1,000,000        6.750% Rockwell International Corporation, 09-15-02 ........................      $  1,028,190
                                                                                                       ------------
                                                                                                       $  1,028,190
                    ELECTRIC UTILITIES - 7.66% of Total Net Assets
      918,000        7.250% Otter Tail Power Company, 08-01-02 ..................................      $    938,187
    1,000,000        7.650% Union Electric Company, 07-15-03 ....................................         1,056,870
                                                                                                       ------------
                                                                                                       $  1,995,057
                    FINANCIAL SERVICES - 8.11% of Total Net Assets
    1,000,000        6.875% Associates Corporation, N.A., 08-01-03 ..............................      $  1,052,350
    1,000,000        7.500% General Electric Capital Corporation, 06-05-03 ......................         1,057,820
                                                                                                       ------------
                                                                                                       $  2,110,170
                    FOOD PRODUCTS & PROCESSING - 8.02% of Total Net Assets
    1,000,000        4.750% Campbell Soup Company, 10-01-03 .....................................      $  1,015,990
    1,000,000        8.375% Earthgrains Company, 08-01-03 .......................................         1,071,400
                                                                                                       ------------
                                                                                                       $  2,087,390

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    HOUSEHOLD PRODUCTS - 7.91% of Total Net Assets
  $ 1,000,000        5.270% Colgate-Palmolive Company, 12-01-03 .................................      $  1,027,790
    1,000,000        5.250% Procter & Gamble Company, 09-15-03 ..................................         1,031,000
                                                                                                       ------------
                                                                                                       $  2,058,790
                    PHARMACEUTICALS - 12.09% of Total Net Assets
    1,000,000        6.500% American Home Products Corporation, 10-15-02 ........................      $  1,029,560
    1,000,000        7.375% Johnson & Johnson Company, 06-29-02 .................................         1,023,670
    1,041,000        6.250% Lilly (Eli) & Company, 03-15-03 .....................................         1,093,310
                                                                                                       ------------
                                                                                                       $  3,146,540
                    PUBLISHING - 3.93% of Total Net Assets
    1,000,000        6.375% Scripps (EW) & Company, 10-15-02 ....................................      $  1,023,390
                                                                                                       ------------
                                                                                                       $  1,023,390
                    RETAIL - 7.91% of Total Net Assets
    1,000,000        6.625% Dayton Hudson Corporation, 03-01-03 .................................      $  1,043,000
    1,000,000        4.375% Wal-Mart Stores, Inc., 08-01-03 .....................................         1,015,940
                                                                                                       ------------
                                                                                                       $  2,058,940
                    TELECOMMUNICATIONS - 3.98% of Total Net Assets
    1,000,000        6.250% BellSouth Telecommunications, Inc., 05-15-03 ........................      $  1,036,240
                                                                                                       ------------
                                                                                                       $  1,036,240
                                                                                                       ------------

                       Total Corporate Bonds (Cost $23,617,554)                                        $ 23,829,707
                                                                                                       ------------

                    UNITED STATES TREASURY SECURITIES - 6.74% of Total Net Assets
    1,750,000        United States Treasury notes 3.250%, 12-31-03 ..............................      $  1,755,812
                                                                                                       ------------

                       Total United States Treasury securities (Cost $1,759,284)                       $  1,755,812
                                                                                                       ------------
                       Total Portfolio - 98.29% of total net assets (identified cost $25,376,838)(a)   $ 25,585,519
                       Other assets, less liabilities (1.71% of total net assets)                           446,122
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 26,031,641
                                                                                                       ============

                       Note: (a) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 99.28% of Total Net Assets

                    CHEMICALS - 2.88% of Total Net Assets
   12,000            Air Products & Chemicals, Inc. .............................................      $    555,000
   10,000            Wellman, Inc. ..............................................................           134,000
                                                                                                       ------------
                                                                                                       $    689,000
                    COMPUTER SOFTWARE - 2.54% of Total Net Assets
    6,000            Autodesk, Inc. .............................................................      $    246,000
    8,000            Computer Associates International, Inc. ....................................           275,680
    2,000            VERITAS Software Corporation (a) ...........................................            85,100
                                                                                                       ------------
                                                                                                       $    606,780
                    CONSTRUCTION - 7.35% of Total Net Assets
    6,000            Fluor Corporation ..........................................................      $    192,300
   20,000            Ryland Group, Inc. .........................................................         1,566,200
                                                                                                       ------------
                                                                                                       $  1,758,500
                    DATA PROCESSING - 1.73% of Total Net Assets
    2,000            Agilent Technologies, Inc. (a) .............................................      $     60,700
   16,000            Hewlett-Packard Company ....................................................           353,760
                                                                                                       ------------
                                                                                                       $    414,460
                    ELECTRICAL & ELECTRONICS - 5.28% of Total Net Assets
   18,000            Intel Corporation ..........................................................      $    630,720
   12,000            National Semiconductor Corporation (a) .....................................           338,520
   20,000            Sanmina SCI Corporation (a) ................................................           293,600
                                                                                                       ------------
                                                                                                       $  1,262,840
                    ENTERTAINMENT & LEISURE - 6.31% of Total Net Assets
   15,000            Disney (Walt) Company ......................................................      $    315,900
   16,000            Tribune Company ............................................................           594,720
   15,000            Viacom, Inc. Class A (a) ...................................................           598,950
                                                                                                       ------------
                                                                                                       $  1,509,570
                    FINANCIAL SERVICES - 21.62% of Total Net Assets
   18,000            Bank of New York, Inc. .....................................................      $    737,640
   14,000            Bear Stearns Companies, Inc. ...............................................           814,100
   16,000            Morgan Stanley Dean Witter & Company .......................................           880,000
   45,000            Schwab (Charles) Corporation ...............................................           646,650
   20,000            State Street Corporation ...................................................         1,075,600
   40,000            Stilwell Financial, Inc. ...................................................         1,018,000
                                                                                                       ------------
                                                                                                       $  5,171,990
                    MANUFACTURING - 11.55% of Total Net Assets
    6,000            Dana Corporation ...........................................................      $     87,660
   20,000            Harley-Davidson, Inc. ......................................................         1,140,000
    9,000            Illinois Tool Works, Inc. ..................................................           642,420
   16,000            Mattel, Inc. ...............................................................           304,000
   12,000            Parker-Hannifin Corporation ................................................           588,480
                                                                                                       ------------
                                                                                                       $  2,762,560

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2002

  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                    OIL & OILFIELD SERVICES - 8.97% of Total Net Assets
  100,000            Frontier Oil Corporation ...................................................      $  2,035,000
   30,000            Parker Drilling Company (a) ................................................           110,700
                                                                                                       ------------
                                                                                                       $  2,145,700
                    PHARMACEUTICALS - 16.86% of Total Net Assets
   24,000            Amgen, Inc. (a) ............................................................      $  1,332,000
   20,000            Biogen, Inc. (a) ...........................................................         1,084,400
    7,000            Chiron Corporation (a) .....................................................           296,590
   28,000            Genzyme Corporation (General Division) (a) .................................         1,277,080
    3,000            Genzyme Corporation Molecular Oncology (a) .................................            24,000
    3,000            Genzyme Corporation Biosurgery (a) .........................................            18,030
                                                                                                       ------------
                                                                                                       $  4,032,100
                    RETAIL - 5.71% of Total Net Assets
   24,000            Costco Wholesale Corporation (a) ...........................................      $  1,104,000
    8,000            Neiman Marcus Group, Inc. Class B (a) ......................................           261,520
                                                                                                       ------------
                                                                                                       $  1,365,520
                    TRANSPORTATION - 4.49% of Total Net Assets
   20,000            Kansas City Southern Industries, Inc. (a) ..................................      $    276,400
   30,000            Swift Transportation Company, Inc. (a) .....................................           737,400
    4,000            UAL Corporation ............................................................            58,800
                                                                                                       ------------
                                                                                                       $  1,072,600
                    MISCELLANEOUS - 3.99% of Total Net Assets
   10,000            Lockheed Martin Corporation ................................................      $    529,700
   10,000            Massey Energy Company ......................................................           148,300
    5,000            Temple-Inland, Inc. ........................................................           276,800
                                                                                                       ------------
                                                                                                       $    954,800
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (Cost $7,683,372)                     $ 23,746,420
                                                                                                       ------------

Principal Amount
----------------
                    UNITED STATES TREASURY SECURITIES - .73% of Total Net Assets
    $175,000         United States Treasury bills 1.388%, 02-07-02 (b) ..........................      $    174,953
                                                                                                       ------------

                       Total United States Treasury securities (Cost $174,953)                         $    174,953
                                                                                                       ------------
                       Total Portfolio - 100.01% of total net assets (identified cost $7,858,325)(c)   $ 23,921,373
                       Liabilities, less other assets (.01% of total net assets)                             (2,773)
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 23,918,600
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Interest rate represents yield to maturity.
                             (c) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2002

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, series, management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At January 31, 2002, two such investments in the Permanent Portfolio (6.15% of total net assets) were so valued.
Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at January 31, 2002; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at January 31, 2002.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2002

Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.
For the year ended January 31, 2002, investment income was earned as follows:

                                                 Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                 Portfolio         Portfolio        Portfolio            Portfolio
                                               ------------      -------------    --------------     -----------------

     Interest on:
       Corporate bonds ....................    $      4,592       $         --     $  1,148,729         $        --
       Swiss franc assets .................         144,428                 --               --                  --
       United States Treasury securities ..         978,558          2,595,689            7,573                  17
       Other investments ..................           3,677             44,887            9,420                 548
     Dividends ............................         390,104                 --               --             143,122
                                               ------------       ------------     ------------         -----------
                                               $  1,521,359       $  2,640,576     $  1,165,722         $   143,687
                                               ============       ============     ============         ===========
Effective February 1, 2001, the Fund changed for book purposes, from the straight-line method of amortization of premiums and discounts to the effective yield method, in accordance with the American Institute of Certified Public Accountant’s new Audit and Accounting Guide for Investment Companies. This change had no effect on the net assets or net assets per share of any of the Fund’s Portfolios. Since the Permanent Portfolio’s inception, the cumulative effect of this change as of February 1, 2001 on that Portfolio was to decrease the cost of its investments thereby increasing its net unrealized appreciation of investments and decreasing its undistributed net investment income, by $9,310,104. This change decreased the Permanent Portfolio’s interest income by $505,154, or $.17 per share, and decreased its ratio of net investment income to average net assets by .96% during the year ended January 31, 2002. There was no cumulative effect of this change on the Fund’s other Portfolios.
Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2002, pursuant to the requirements of the Code.
At January 31, 2002, capital loss carryforwards available to offset future realized gains, if any, were as follows: $68,734 in the Treasury Bill Portfolio, of which $41,743, $5,429, $3,632, $14,264 and $3,666 expire on January 31, 2003, January 31, 2004, January 31, 2005, January 31, 2007 and January 31, 2008, respectively; $28,781 in the Versatile Bond Portfolio, of which $6,525 and $22,256 expire on January 31, 2008 and January 31, 2009, respectively; and $88,882 in the Aggressive Growth Portfolio, all of which expires on January 31, 2010. There were no capital loss carryforwards in the Permanent Portfolio. Additionally, net foreign currency losses of $563 in the Permanent Portfolio are attributable to investment transactions that occurred after October 31, 2001 and are recognized for federal income tax purposes as arising on February 1, 2002, the first day of that Portfolio’s next taxable year.
Pursuant to the Code, 46.74% of the distributions made from investment company taxable income in 2001 by the Permanent Portfolio qualifies for the corporate dividends received deduction.
During the year ended January 31, 2002, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio incurred federal excise taxes of $14,917, $54,683 and $16,955, respectively, which was imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets, however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2002

Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.	DISTRIBUTIONS TO SHAREHOLDERS
On December 5, 2001, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.27 and $3.04, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.17 and $.32, respectively, to shareholders of record on December 4, 2001. On December 19, 2001, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $2.52 to shareholders of record on December 18, 2001.
The tax character of such dividends and distributions paid was as follows:

                                Permanent         Treasury Bill          Versatile Bond          Aggressive Growth
                                Portfolio           Portfolio               Portfolio                 Portfolio
                              -------------       -------------          --------------          -----------------

Distributions paid from:
   Ordinary income             $   745,444         $ 2,986,988            $    410,680              $        --
   Long-term capital gain          469,353                  --                      --                   95,745
                               -----------         -----------            ------------              -----------
                               $ 1,214,797         $ 2,986,988            $    410,680              $    95,745
                               ===========         ===========            ============              ===========
On December 6, 2000, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.16 and $2.38, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.52 and $7.41, respectively, to shareholders of record on December 5, 2000. On December 20, 2000, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $2.53 to shareholders of record on December 19, 2000.
The tax character of such dividends and distributions paid was as follows:

                                Permanent         Treasury Bill          Versatile Bond          Aggressive Growth
                                Portfolio           Portfolio               Portfolio                 Portfolio
                              -------------       -------------          --------------          -----------------

Distributions paid from:
   Ordinary income             $   462,916         $ 2,463,021            $    417,857              $        --
   Long-term capital gain        1,504,457                  --                      --                2,060,315
                               -----------         -----------            ------------              -----------
                               $ 1,967,373         $ 2,463,021            $    417,857              $ 2,060,315
                               ===========         ===========            ============              ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2002

Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2002, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio reclassified $3,039,206, $2,792,593 and $382,354, respectively, from paid-in capital to undistributed net investment income and the Fund’s Versatile Bond Portfolio reclassified $155,263 from undistributed net investment income to paid-in capital to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid. Additionally, the Permanent Portfolio reclassified $810 from undistributed net investment income to accumulated net realized loss on foreign currency transactions and $12,892 from accumulated net realized gain on investments to paid-in capital, and the Treasury Bill Portfolio reclassified $27,256 from paid-in capital to accumulated net realized loss on investments, also due to these differences.

As of January 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                        Permanent      Treasury Bill      Versatile Bond      Aggressive Growth
                                        Portfolio        Portfolio           Portfolio             Portfolio
                                      -------------    -------------      --------------      -----------------

Undistributed ordinary income          $   746,698      $ 1,930,249        $    924,679          $        --
Undistributed long-term gain (loss)        814,815          (68,734)            (28,781)             (88,882)
Unrealized appreciation                 13,033,010            6,993             208,681           16,063,048
                                       -----------      -----------        ------------          -----------
                                       $14,594,523      $ 1,868,508        $  1,104,579          $15,974,166
                                       ===========      ===========        ============          ===========

3.	INVESTMENT ADVISORY CONTRACT
In accordance with the terms of an Investment Advisory Contract (the “Contract”), World Money Managers (“WMM”), the Fund’s investment adviser, receives a comprehensive advisory fee monthly (the “Advisory Fee”), computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio’s average daily net assets; plus (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund’s average daily net assets; 13/16 of 1% of the next $200 million of the Fund’s average daily net assets; 3/4 of 1% of the next $200 million of the Fund’s average daily net assets; and 11/16 of 1% of the Fund’s average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.
All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the year ended January 31, 2002, WMM voluntarily agreed to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.
WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2002

4.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the “Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to 50% of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 for one participant under the plan. Of that amount, $26,662 remains payable at January 31, 2002.

5.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2002:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------

      Purchases................................    $   412,852          None           $29,339,832        $ 1,217,844
      Sales....................................      3,368,111          None            23,880,353          1,733,992
6.	NET UNREALIZED APPRECIATION OF INVESTMENTS
The following is a summary of net unrealized appreciation of investments at January 31, 2002 for federal income tax purposes:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------

     Aggregate gross unrealized appreciation of
       investments with excess of value over tax
       cost:
       Investments in securities of unaffiliated
         issuers ...............................   $16,075,678         $ 14,045        $   249,318        $16,234,948
                                                   -----------         --------        -----------        -----------
                                                    16,075,678           14,045            249,318         16,234,948
     Aggregate gross unrealized depreciation of
       investments with excess of tax cost over
       value:
       Investments in securities of unaffiliated
         issuers ...............................      (653,300)          (7,052)           (40,637)          (171,900)
       Investments other than securities........    (2,337,692)              --                 --                 --
                                                   -----------         --------        -----------        -----------
                                                    (2,990,992)          (7,052)           (40,637)          (171,900)
                                                   -----------         --------        -----------        -----------
       Net unrealized appreciation of investments  $13,084,686         $  6,993        $   208,681        $16,063,048
                                                   ===========         ========        ===========        ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2002

7.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the years ended January 31, 2002 and 2001:

                                                                       Permanent Portfolio
                                      ------------------------------------------------------------------------------------
                                                January 31, 2002                             January 31, 2001
                                      ---------------------------------------      ---------------------------------------
                                           Shares               Dollars                 Shares               Dollars
                                      ----------------    -------------------      ---------------    --------------------

     Shares sold.....................      108,422           $  1,887,317               216,728           $  3,528,778
     Distributions reinvested........       59,751              1,094,470               102,739              1,817,453
                                           -------           ------------               -------           ------------
                                           168,173              2,981,787               319,467              5,346,231

     Shares redeemed.................     (306,802)            (5,275,129)             (633,224)           (10,259,221)
                                           -------           ------------               -------           ------------
     Net decrease                         (138,629)          $ (2,293,342)             (313,757)          $ (4,912,990)
                                           =======           ============               =======           ============

                                                                       Treasury Bill Portfolio
                                      ------------------------------------------------------------------------------------
                                                January 31, 2002                             January 31, 2001
                                      ---------------------------------------      ---------------------------------------
                                           Shares               Dollars                 Shares               Dollars
                                      ----------------    -------------------      ----------------    -------------------

     Shares sold.....................      464,823           $ 31,638,408               487,263           $ 33,275,957
     Distributions reinvested........       42,075              2,845,931                33,857              2,315,346
                                           -------           ------------               -------           ------------
                                           506,898             34,484,339               521,120             35,591,303

     Shares redeemed.................     (552,334)           (37,759,782)             (618,024)           (42,175,451)
                                           -------           ------------               -------           ------------
     Net decrease                          (45,436)          $ (3,275,443)              (96,904)          $ (6,584,148)
                                           =======           ============               =======           ============

                                                                       Versatile Bond Portfolio
                                      ------------------------------------------------------------------------------------
                                                January 31, 2002                             January 31, 2001
                                      ---------------------------------------      ---------------------------------------
                                           Shares               Dollars                 Shares               Dollars
                                      ----------------    -------------------      ----------------    -------------------

     Shares sold.....................      544,253           $ 32,602,098               349,794           $ 19,847,565
     Distributions reinvested........        6,098                368,363                 6,457                381,667
                                           -------           ------------               -------           ------------
                                           550,351             32,970,461               356,251             20,229,232

     Shares redeemed.................     (461,008)           (28,304,568)             (323,912)           (18,335,103)
                                           -------           ------------               -------           ------------
     Net increase                           89,343           $  4,665,893                32,339           $  1,894,129
                                           =======           ============               =======           ============

                                                                       Aggressive Growth Portfolio
                                      ------------------------------------------------------------------------------------
                                                January 31, 2002                             January 31, 2001
                                      ---------------------------------------      ---------------------------------------
                                           Shares               Dollars                 Shares               Dollars
                                      ----------------    -------------------      ----------------    -------------------

     Shares sold.....................       47,113           $  4,029,250                41,240           $  3,758,976
     Distributions reinvested........        1,159                 92,089                26,615              1,999,014
                                           -------           ------------               -------           ------------
                                            48,272              4,121,339                67,855              5,757,990

     Shares redeemed.................      (49,980)            (4,200,902)              (48,497)            (4,288,097)
                                           -------           ------------               -------           ------------
     Net increase (decrease)                (1,708)          $    (79,563)               19,358           $  1,469,893
                                           =======           ============               =======           ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2002

8.	REGULATORY MATTERS
Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the “Commission”) instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission’s Division of Enforcement (the “Division”) that WMM, Terry Coxon and Alan Sergy (the Fund’s investment adviser and two of the Fund’s directors and officers, respectively, or, the “Respondents”), breached their fiduciary duties in violation of certain provisions of federal securities laws in fiscal years 1990 through 1996. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray (the “Hearing Officer”) in San Francisco, California. The Respondents have denied all of the allegations of the Division and have actively contested the proceedings. No charges have been made against the Fund, which allegedly was subject to improper charges by the Respondents, and the Fund is not a party to the proceedings.
In an initial decision dated April 1, 1999 (the “Initial Decision”), the Hearing Officer ruled that the Respondents had committed certain violations. Specifically, the Hearing Officer ruled that the Respondents violated Section 206(2) of the Investment Advisers Act of 1940: by charging $248,153 of transfer agent and accounting fees to the Fund’s Marketing and Distribution Plan (the “12b-1 Plan”) during calendar year 1990; by causing the excessive capitalization of a broker-dealer subsidiary of the Permanent Portfolio (World Money Securities, Inc. or, “WMS”) of $850,000 and charging it in 1990 and 1991 for printing costs related to the distribution of shares in the Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio in the amount of $336,571; by charging WMS excessive rent and improper underwriting costs of $72,426; and by acquiring a “call option” in 1990 prohibited by the Fund’s fundamental investment policies and managing the investment for the advantage of a client of an officer of the Fund. The Hearing Officer also ruled that the Respondents violated or aided and abetted violations of: Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, by receiving unauthorized reimbursements in calendar year 1990 of $214,270 under the Fund’s 12b-1 Plan and by providing insufficient information regarding the 12b-1 Plan to the Fund’s Board of Directors; Section 13(a)(3) of the 1940 Act by acquiring the “call option;” Section 17(a) of the Securities Act of 1933, Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 34(b) of the 1940 Act by making misleading statements in the Fund’s registration materials; Section 10(b) of the 1940 Act by using WMS as a principal underwriter for the Fund; and Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, by causing WMS to be excessively capitalized.
The Hearing Officer ordered that the Respondents: cease and desist from committing further violations; be suspended from association with any registered investment adviser or investment company for a period of three months; disgorge $1,608,018, pay prejudgment interest of $1,236,726 and pay civil penalties of $140,000.
The Respondents believe that the Hearing Officer’s Initial Decision is incorrect and contains reviewable errors. Accordingly, on April 22, 1999, they filed petitions for review by the Commission. On April 21, 1999, the Division also filed a petition for review by the Commission of certain sanctions contained in the Initial Decision, seeking to bar WMM from acting as an investment adviser and to bar Terry Coxon from association with any registered investment adviser or investment company for one year with a right to reapply. Thereafter, the Commission granted the petitions and has accepted the review of the Initial Decision.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2002

Under the Fund’s Bylaws, the Fund is obligated to advance expenses incurred by the Respondents in the proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Fund has therefore incurred, and may continue to incur, such expenses in connection with the allegations, including amounts paid by WMM to persons who are directors and officers of the Fund for their litigation expenses. The Fund neither paid nor advanced any such expenses during the year ended January 31, 2002.
The Initial Decision of the Hearing Officer does not become effective until the Commission’s decision, which could affirm, reverse or modify the Initial Decision. WMM continues to act as investment adviser of the Fund, and Terry Coxon continues to serve as President and a director of the Fund. Alan Sergy retired from the Fund for medical reasons in March 1998 and, except for payments being made under the Fund’s Long Term Disability Plan (see Note 4), is no longer associated with the Fund.
The ultimate outcome of these proceedings is unknown. The Fund’s Board of Directors intends to continue to monitor the proceedings and to take such actions as may be appropriate to assure the availability to the Fund of such investment advice and administrative support as may be necessary to continuously implement the Fund’s investment policies and investment objectives.
The Fund paid or reimbursed the following legal expenses, which include the advancement of fees and expenses described above, as well as other fees and expenses incurred by the Fund in connection with the proceeding.

                 Permanent     Treasury Bill   Versatile Bond  Aggressive Growth
                 Portfolio       Portfolio       Portfolio         Portfolio
               -------------   -------------   --------------  -----------------
     1992 ....   $       --      $       --      $       --       $       --
     1993 ....       52,331          63,961              --               --
     1994 ....           --              --              --               --
     1995 ....       78,010          71,156           6,213            1,777
     1996 ....       26,100          22,233           1,646              848
     1997 ....       53,511          43,469           3,046            2,640
     1998 ....      325,585         293,026              --           32,558
     1999 ....       14,333          14,015          11,155           11,473
     2000 ....       69,042          64,335           1,627            7,910
     2001 ....        8,011           7,209              --              801
     2002 ....        9,019           8,116              --              902
                 ----------      ----------      ----------       ----------
                 $  635,942      $  587,520      $   23,687       $   58,909
                 ==========      ==========      ==========       ==========

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each year:

                                                   Year ended      Year ended     Year ended   Year ended    Year ended
                                                  January 31,     January 31,    January 31,  January 31,   January 31,
                                                     2002            2001           2000         1999          1998
                                                  -----------     -----------    -----------  -----------   -----------

Net asset value, beginning of year                 $   18.29       $   17.44      $   18.71    $   19.08     $   18.40
                                                   ---------       ---------      ---------    ---------     ---------
  Income (loss) from investment operations:
    Net investment income (1)(2) .............           .27             .46            .43          .47           .37
    Net realized and unrealized gain (loss)
      on investments and foreign
      currencies .............................           .47            1.07           (.64)          --          1.01
                                                   ---------       ---------      ---------    ---------     ---------
      Total income (loss) from
        investment operations                            .74            1.53           (.21)         .47          1.38

  Less distributions from:
    Net investment income  ...................          (.27)           (.16)          (.29)        (.20)         (.34)
    Net realized gain on investments (3) .....          (.17)           (.52)          (.77)        (.64)         (.36)
                                                   ---------       ---------      ---------    ---------     ---------
      Total distributions                               (.44)           (.68)         (1.06)        (.84)         (.70)
                                                   ---------       ---------      ---------    ---------     ---------

Net asset value, end of year                       $   18.59       $   18.29      $   17.44    $   18.71     $   19.08
                                                   =========       =========      =========    =========     =========

Total return (4) .............................         4.08%           8.91%        (1.11)%        2.48%         7.57%

Ratios / supplemental data:
  Net assets, end of year (in thousands) .....     $  52,078       $  53,792      $  56,773    $  66,855     $  71,099
                                                   =========       =========      =========    =========     =========

  Ratio of expenses to average net assets ....         1.46%           1.41%          1.47%        1.43%         1.91%
  Ratio of net investment income
    to average net assets (2).................         1.44%           2.57%          2.39%        2.48%         1.96%
  Portfolio turnover rate ....................         1.07%           7.60%         23.75%       14.05%         7.66%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	The change in accounting described in Note 1 had the effect of decreasing net investment income per share and the ratio of net investment income to average net assets by $.17 and .96%, respectively, during the year ended January 31, 2002.
(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each year:

                                                   Year ended      Year ended     Year ended   Year ended    Year ended
                                                  January 31,     January 31,    January 31,  January 31,   January 31,
                                                     2002            2001          2000          1999          1998
                                                  -----------     -----------    -----------  -----------   -----------

Net asset value, beginning of year                 $   68.94       $   67.88      $   67.97    $   67.56     $   67.55
                                                   ---------       ---------      ---------    ---------     ---------
  Income from investment operations:
    Net investment income (1)(2) .............          1.75            3.32           2.51         2.72          2.69
    Net realized and unrealized gain (loss)
      on investments (3) .....................           .04             .12           (.01)         .03           .06
                                                   ---------       ---------      ---------    ---------     ---------
      Total income from investment operations           1.79            3.44           2.50         2.75          2.75

  Less distributions from:
    Net investment income ....................         (3.04)          (2.38)         (2.59)       (2.34)        (2.74)
                                                   ---------       ---------      ---------    ---------     ---------
      Total distributions                              (3.04)          (2.38)         (2.59)       (2.34)        (2.74)
                                                   ---------       ---------      ---------    ---------     ---------

Net asset value, end of year                       $   67.69       $   68.94      $   67.88    $   67.97     $   67.56
                                                   =========       =========      =========    =========     =========

Total return (4) .............................         2.60%           5.10%          3.70%        4.09%         4.09%

Ratios / supplemental data:
  Net assets, end of year (in thousands) .....     $  71,202       $  75,640      $  81,059    $  93,095     $  94,200
                                                   =========       =========      =========    =========     =========

  Ratio of expenses to average net assets (2).         1.01%           1.01%          1.02%         .96%         1.20%
  Ratio of net investment income
    to average net assets  ...................         2.56%           4.86%          3.70%        4.01%         3.98%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 2002 and .50%, .50%, ..50% and .50% for the years ended January 31, 2001, 2000, 1999 and 1998, respectively. Without this waiver, the net investment income per share would have been $1.16 for the year ended January 31, 2002 and $2.86, $2.01, $2.24 and $2.19 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each year:

                                                   Year ended      Year ended     Year ended   Year ended    Year ended
                                                  January 31,     January 31,    January 31,  January 31,   January 31,
                                                     2002            2001           2000         1999          1998
                                                  -----------     -----------    -----------  -----------   -----------

Net asset value, beginning of year                 $   59.67       $   58.38      $   58.83    $   58.58     $   57.24
                                                   ---------       ---------      ---------    ---------     ---------

  Income from investment operations:
    Net investment income (1)(2) .............          2.38            2.82           2.44         2.77          2.87
    Net realized and unrealized gain (loss)
      on investments (3) .....................           .85            1.00           (.58)        (.08)          .17
                                                   ---------       ---------      ---------    ---------     ---------
      Total income from investment operations           3.23            3.82           1.86         2.69          3.04

  Less distributions from:
    Net investment income ....................         (2.52)          (2.53)         (2.31)       (2.44)        (1.70)
                                                   ---------       ---------      ---------    ---------     ---------
      Total distributions                              (2.52)          (2.53)         (2.31)       (2.44)        (1.70)
                                                   ---------       ---------      ---------    ---------     ---------

Net asset value, end of year                       $   60.38       $   59.67      $   58.38    $   58.83     $   58.58
                                                   =========       =========      =========    =========     =========

Total return (4) .............................         5.41%           6.58%          3.18%        4.61%         5.33%

Ratios / supplemental data:
  Net assets, end of year (in thousands) .....     $  26,032       $  20,394      $  18,065    $  24,377     $  23,355
                                                   =========       =========      =========    =========     =========

  Ratio of expenses to average net assets (2).         1.11%           1.02%          1.01%        1.08%         1.01%
  Ratio of net investment income
    to average net assets ....................         3.97%           4.78%          4.16%        4.72%         4.95%
  Portfolio turnover rate ....................       107.36%          96.36%         59.52%       68.21%        55.53%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .38% for the year ended January 31, 2002 and .38%, .37%, .37% and ..38% for the years ended January 31, 2001, 2000, 1999 and 1998, respectively. Without this waiver, the net investment income per share would have been $2.05 for the year ended January 31, 2002 and $2.52, $2.14, $2.48 and $2.59 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each year:

                                                   Year ended      Year ended     Year ended   Year ended    Year ended
                                                  January 31,     January 31,    January 31,  January 31,   January 31,
                                                     2002            2001           2000         1999          1998
                                                  -----------     -----------    -----------  -----------   -----------

Net asset value, beginning of year                 $   83.76       $   83.61      $   69.13    $   56.24     $   47.66
                                                   ---------       ---------      ---------    ---------     ---------

  Income (loss) from investment operations:
    Net investment (loss)(1) .................          (.65)           (.65)          (.78)        (.41)         (.31)
    Net realized and unrealized gain (loss)
      on investments  ........................         (4.10)           8.21          15.26        13.30         11.97
                                                   ---------       ---------      ---------    ---------     ---------
      Total income (loss) from investment
        operations                                     (4.75)           7.56          14.48        12.89         11.66

  Less distributions from:
    Net investment income ....................            --              --             --           --          (.19)
    Net realized gain on investments (2) .....          (.32)          (7.41)            --           --         (2.89)
                                                   ---------       ---------      ---------    ---------     ---------
      Total distributions                               (.32)          (7.41)            --           --         (3.08)
                                                   ---------       ---------      ---------    ---------     ---------

Net asset value, end of year                       $   78.69       $   83.76      $   83.61    $   69.13     $   56.24
                                                   =========       =========      =========    =========     =========

Total return (3) .............................       (5.67)%          10.05%         20.95%       22.92%        24.41%

Ratios / supplemental data:
  Net assets, end of year (in thousands) .....     $  23,919       $  25,601      $  23,938    $  21,764     $  19,955
                                                   =========       =========      =========    =========     =========
  Ratio of expenses to average net assets ....         1.41%           1.33%          1.73%        1.39%         1.46%
  Ratio of net investment loss to
    average net assets .......................        (.80)%          (.78)%        (1.02)%       (.65)%        (.60)%
  Portfolio turnover rate ....................         5.23%           5.62%          9.38%        2.73%         2.15%

(1)	Net investment loss is based on average net assets per share outstanding during the year.
(2)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(3)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
$16,419
$15,674

        ____   Permanent Portfolio

        ------   United States Treasury bills*

*	Three-month United States Treasury bills are short-term loans to the United States Government with a maturity of three months.
Treasury bills are full-faith-and-credit obligations of the United States Treasury and are generally regarded as being free of any risk of default.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

        ____  Versatile Bond Portfolio

        ------   Salomon Smith Barney AAA.AA 1-3 Year Corporate Index*

*	The Salomon Smith Barney AAA/AA 1-3 Year Corporate Index is a component of the Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

50,000
45,000
40,000
35,000
30,000
25,000
20,000
15,000
10,000
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
$43,862
$30,775

        ____  Aggressive Growth Portfolio

        ------   Dow Jones Industrial Average*

*	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.

See following page for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

The graphs on pages 30 through 32 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Permanent Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio, assuming a $10,000 investment in each Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indices. A graph is not provided for the Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Past performance is not predictive of future performance and does not guarantee future gain or loss to be realized from an investment in any Portfolio.   The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Permanent Portfolio (1)                             Treasury Bill Portfolio (2)(5)(6)
------------------------------------------          ----------------------------------------

 1 year ended January 31, 2002       4.03%           1 year ended January 31, 2002     2.55%
 5 years ended January 31, 2002      4.27%           5 years ended January 31, 2002    3.86%
10 years ended January 31, 2002      5.02%          10 years ended January 31, 2002    3.67%
15 years ended January 31, 2002      4.73%          14 years 250 days ended
19 years 62 days ended                                  January 31, 2002               4.48%
     January 31, 2002                4.72%

Aggressive Growth Portfolio (3)                     Versatile Bond Portfolio (4)(6)
------------------------------------------          ----------------------------------------

 1 year ended January 31, 2002     (5.72)%           1 year ended January 31, 2002     5.36%
 5 years ended January 31, 2002     13.88%           5 years ended January 31, 2002    4.96%
10 years ended January 31, 2002     16.25%          10 years ended January 31, 2002    4.84%
12 years 29 days ended                              10 years 127 days ended
     January 31, 2002               14.17%              January 31, 2002               4.79%

(1)	The Permanent Portfolio commenced operations on December 1, 1982.
(2)	The Treasury Bill Portfolio commenced operations on May 26, 1987.
(3)	The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4)	The Versatile Bond Portfolio commenced operations on September 27, 1991.
(5)	Yield on the Treasury Bill Portfolio for the 7 days ended January 31, 2002, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.86%, and the effective yield was 3.93%.
(6)	The 30-day SEC standardized yield for the Treasury Bill Portfolio and the Versatile Bond Portfolio at January 31, 2002, calculated for each portfolio by dividing the net investment income per share earned during the specified 30-day period by the net asset value per share on the last day of the year and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was .53% and 1.50%, respectively.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS

Permanent Portfolio
The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. During the year ended January 31, 2002, the Portfolio has experienced increases in the value of long-term United States Treasury securities, gold and the shares of real estate investment trusts and natural resource companies, which more than offset the Portfolio’s decreases in the value of silver, the relative value of the Swiss franc and its holdings of U.S. Growth stocks. As a result, the Portfolio achieved a total return of 4.08% during the year ended January 31, 2002, as compared to an annualized inflation rate as measured by the change in the consumer price index, of 1.14% over the same period.

Treasury Bill Portfolio
The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 2.60% and maintained an average maturity of between 60 and 90 days throughout the year ended January 31, 2002. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

Versatile Bond Portfolio
The Versatile Bond Portfolio’s investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s. The Portfolio achieved a total return of 5.41% while maintaining an average maturity of between 270 and 450 days throughout the year ended January 31, 2002. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

Aggressive Growth Portfolio
The Aggressive Growth Portfolio’s investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of (5.67)% during the year ended January 31, 2002, as compared to (7.26)% for the Dow Jones Industrial Average and (16.13)% for the Standard & Poor’s 500 Stock Index over the same period.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

All of the Fund’s directors and officers may be reached c/o 625 Second Street, Suite 102, Petaluma, California 94952. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Investor’s Information Office.

DAVID P. BERGLAND	Director	age 66

Attorney specializing in business litigation, currently a sole practitioner in Costa Mesa, California. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER	Director	age 49

Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial service organizations, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

MARK TIER	Director	age 54

Self-employed marketing consultant in Hong Kong for more than the preceding five years. Mr. Tier has served as a director of the Fund since 1986 and oversees all four of the Fund’s Portfolios.

TERRY COXON	President and Director*	age 57

Mr. Coxon is the founder of the Fund and has served as its President and as a director since its inception. Along with Terry Coxon, Inc., a corporation which he wholly owns and for which he serves as President and director, Mr. Coxon is the general partner of the Fund’s investment adviser and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO	Treasurer and Director*	age 39

A Certified Public Accountant, Mr. Cuggino has served as Treasurer of the Fund since 1993, as a director of the Fund since 1998 and as a consultant to the Fund’s investment adviser since 1991. Mr. Cuggino oversees all four of the Fund’s Portfolios.

ROBERT B. MARTIN, JR.	Secretary and Director*	age 57

An attorney, Mr. Martin has served as a director of the Fund since its inception, as legal counsel to the Fund and the Fund’s investment adviser since 1994 and as Secretary of the Fund since 1998. Mr. Martin oversees all four of the Fund’s Portfolios.

*	Interested person within the meaning of the 1940 Act. Messrs. Coxon and Cuggino are deemed interested persons because of their association with the Fund’s investment adviser. Mr. Martin is deemed an interested person because of his association as legal counsel to the Fund and the Fund’s investment adviser.

INVESTMENT ADVISER
World Money Managers Terry Coxon, General Partner 625 Second Street Petaluma, California 94952

CONSULTANTS TO THE FUND
Harry Browne Douglas Casey

TRANSFER AGENT
J. P. Morgan Investor Services Co. P.O. Box 2798 Boston, Massachusetts 02208 (for overnight delivery services, 73 Tremont Street Boston, Massachusetts 02108) (800) 341-8900 In Mass. (617) 557-8000

CUSTODIAN
State Street Bank and Trust Company Boston, Massachusetts 02105

INDEPENDENT AUDITORS
Tait, Weller & Baker Eight Penn Center Plaza Philadelphia, Pennsylvania 19103

INVESTOR’S INFORMATION OFFICE	ANNUAL REPORT January 31, 2002
P.O. Box 5847 Austin, Texas 78763 (800) 531-5142 Nationwide Local (254) 527-3102